Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000070601 | ASML Holding9292676
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070601 | London Stock Exchange Group9292620
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070601 | AstraZeneca9292552
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070601 | Daifuku Ltd.9292637
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070601 | Sunbelt Rentals Holdings9292566
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070601 | DBS Group Holdings9292672
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070601 | ING Groep9292661
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070601 | KBC Group9292572
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070601 | Tokio Marine Holdings9292658
Holdings [Line Items]
Percent of Total Investments	2.40%
C000070601 | Barclays9292615
Holdings [Line Items]
Percent of Total Investments	2.40%
C000070601 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070601 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070601 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070601 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000070601 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000070601 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000070601 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000070601 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070601 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000070601 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000070601 | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000070601 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000070601 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015898 | ASML Holding9292676
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015898 | London Stock Exchange Group9292620
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015898 | AstraZeneca9292552
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015898 | Daifuku Ltd.9292637
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015898 | Sunbelt Rentals Holdings9292566
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015898 | DBS Group Holdings9292672
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015898 | ING Groep9292661
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015898 | KBC Group9292572
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015898 | Tokio Marine Holdings9292658
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015898 | Barclays9292615
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015898 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015898 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015898 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015898 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015898 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015898 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015898 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015898 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015898 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000015898 | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015896 | Elevance Health9292474
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015896 | Amazon.com9292437
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015896 | Alphabet9292434
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015896 | Union Pacific9292523
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015896 | Delta Air Lines9292471
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015896 | PepsiCo9292500
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Uber Technologies9292522
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Texas Instruments9292516
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Airbus9292534
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Amrize Ltd9292443
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015896 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015896 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015896 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000015896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000015896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000015897 | Elevance Health9292474
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015897 | Amazon.com9292437
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015897 | Alphabet9292434
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015897 | Union Pacific9292523
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015897 | Delta Air Lines9292471
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015897 | PepsiCo9292500
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Uber Technologies9292522
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Texas Instruments9292516
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Airbus9292534
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Amrize Ltd9292443
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015897 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015897 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015897 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015897 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000015897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000015897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000070602 | Diodes9292719
Holdings [Line Items]
Percent of Total Investments	4.00%
C000070602 | Lattice Semiconductor9292755
Holdings [Line Items]
Percent of Total Investments	3.70%
C000070602 | Ichor Holdings9292747
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070602 | Tower Semiconductor9292796
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070602 | Rambus9292780
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070602 | Monarch Casino & Resort9292765
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070602 | Align Technology9292699
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070602 | BOK Financial9292713
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070602 | NOV9292771
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070602 | IDACORP9292750
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070602 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000070602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000070602 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000070602 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070602 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000070602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000070602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000070602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000070602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000070602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015899 | Diodes9292719
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015899 | Lattice Semiconductor9292755
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015899 | Ichor Holdings9292747
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015899 | Tower Semiconductor9292796
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015899 | Rambus9292780
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015899 | Monarch Casino & Resort9292765
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015899 | Align Technology9292699
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015899 | BOK Financial9292713
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015899 | NOV9292771
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015899 | IDACORP9292750
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015899 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015899 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000015899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015899 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000015899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000015899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000148331 | ON Semiconductor9292961
Holdings [Line Items]
Percent of Total Investments	4.10%
C000148331 | Lattice Semiconductor9292942
Holdings [Line Items]
Percent of Total Investments	3.10%
C000148331 | Littelfuse9292953
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | Masco9292955
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | Tower Semiconductor9292996
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148331 | Watsco9292999
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148331 | WillScot Holdings9293004
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148331 | Saia9292982
Holdings [Line Items]
Percent of Total Investments	2.60%
C000148331 | Gentex9292930
Holdings [Line Items]
Percent of Total Investments	2.60%
C000148331 | BorgWarner9292907
Holdings [Line Items]
Percent of Total Investments	2.60%
C000148331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000148331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000148331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148331 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148331 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000148331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000148331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000148331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000148331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000148331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000101540 | ON Semiconductor9292961
Holdings [Line Items]
Percent of Total Investments	4.10%
C000101540 | Lattice Semiconductor9292942
Holdings [Line Items]
Percent of Total Investments	3.10%
C000101540 | Littelfuse9292953
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | Masco9292955
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | Tower Semiconductor9292996
Holdings [Line Items]
Percent of Total Investments	2.80%
C000101540 | Watsco9292999
Holdings [Line Items]
Percent of Total Investments	2.80%
C000101540 | WillScot Holdings9293004
Holdings [Line Items]
Percent of Total Investments	2.80%
C000101540 | Saia9292982
Holdings [Line Items]
Percent of Total Investments	2.60%
C000101540 | Gentex9292930
Holdings [Line Items]
Percent of Total Investments	2.60%
C000101540 | BorgWarner9292907
Holdings [Line Items]
Percent of Total Investments	2.60%
C000101540 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000101540 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000101540 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101540 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101540 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000101540 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000101540 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000101540 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101540 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000101540 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000101540 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%